Schedule of Quarterly Financial Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Quarterly Financial Information [Line Items]
Restructuring and related reorganization charges	$ 25,630	$ 25,630